Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2023

Shares		Value
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 16.7%
	INTERNET 14.9%
95,000	Alphabet, Inc. Class A(1)	$ 9,854,350
125,000	Match Group, Inc.(1)	4,798,750
48,000	Meta Platforms, Inc. Class A(1)	10,173,120
16,000	Netflix, Inc.(1)	5,527,680
45,000	Roku, Inc.(1)	2,961,900
245,000	Snap, Inc. Class A(1)	2,746,450
		36,062,250
	MEDIA 1.8%
44,000	Walt Disney Co.(1)	4,405,720
		40,467,970
CONSUMER DISCRETIONARY 16.5%
	AUTO MANUFACTURERS 3.5%
200,000	Rivian Automotive, Inc. Class A(1)(2)	3,096,000
26,000	Tesla, Inc.(1)	5,393,960
		8,489,960
	ENTERTAINMENT 0.9%
110,000	DraftKings, Inc. Class A(1)	2,129,600
	INTERNET 8.3%
47,000	Alibaba Group Holding Ltd. ADR(1)	4,802,460
90,000	Amazon.com, Inc.(1)	9,296,100
2,300	Booking Holdings, Inc.(1)	6,100,543
		20,199,103
	RETAIL 3.8%
12,000	Lululemon Athletica, Inc.(1)	4,370,280
8,800	Ulta Beauty, Inc.(1)	4,801,896
		9,172,176
		39,990,839
CONSUMER STAPLES 1.3%
	COSMETICS/PERSONAL CARE 1.3%
13,000	Estee Lauder Cos., Inc. Class A	3,203,980
ENERGY 5.6%
	OIL & GAS 5.6%
50,000	Diamondback Energy, Inc.	6,758,500
34,000	Pioneer Natural Resources Co.	6,944,160
		13,702,660
FINANCIALS 4.6%
	BANKS 2.5%
100,000	Bank of America Corp.	2,860,000
10,000	Goldman Sachs Group, Inc.	3,271,100
		6,131,100
	DIVERSIFIED FINANCIALS 1.2%
32,000	Blackstone, Inc.	2,810,880
	INTERNET 0.9%
220,000	Robinhood Markets, Inc. Class A(1)	2,136,200
		11,078,180
HEALTHCARE 13.4%
	BIOTECHNOLOGY 7.4%
43,000	BioMarin Pharmaceutical, Inc.(1)	4,181,320
380,000	Exelixis, Inc.(1)	7,375,800
Shares		Value
COMMON STOCKS 99.6% (continued)
HEALTHCARE 13.4% (continued)
	BIOTECHNOLOGY 7.4% (continued)
20,000	Vertex Pharmaceuticals, Inc.(1)	$ 6,301,400
		17,858,520
	HEALTHCARE PRODUCTS 3.8%
135,000	Exact Sciences Corp.(1)	9,154,350
	PHARMACEUTICALS 2.2%
47,000	DexCom, Inc.(1)	5,460,460
		32,473,330
INDUSTRIALS 5.2%
	INTERNET 5.2%
400,000	Uber Technologies, Inc.(1)	12,680,000
INFORMATION TECHNOLOGY 36.3%
	COMMERCIAL SERVICES 2.0%
62,000	PayPal Holdings, Inc.(1)	4,708,280
	COMPUTERS 3.9%
31,000	Apple, Inc.	5,111,900
31,000	Crowdstrike Holdings, Inc. Class A(1)	4,255,060
		9,366,960
	DIVERSIFIED FINANCIALS 3.5%
38,000	Visa, Inc. Class A	8,567,480
	INTERNET 2.9%
51,000	Okta, Inc.(1)	4,398,240
57,000	Shopify, Inc. Class A(1)	2,732,580
		7,130,820
	SEMICONDUCTORS 8.1%
68,000	Advanced Micro Devices, Inc.(1)	6,664,680
36,000	NVIDIA Corp.	9,999,720
24,000	QUALCOMM, Inc.	3,061,920
		19,726,320
	SOFTWARE 15.9%
8,500	Intuit, Inc.	3,789,555
28,500	Microsoft Corp.	8,216,550
40,000	Salesforce, Inc.(1)	7,991,200
12,000	ServiceNow, Inc.(1)	5,576,640
56,000	Splunk, Inc.(1)	5,369,280
50,000	Twilio, Inc. Class A(1)	3,331,500
21,000	Workday, Inc. Class A(1)	4,337,340
		38,612,065
		88,111,925
TOTAL COMMON STOCKS (Cost $202,899,921)		241,708,884
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS 0.9%
	MONEY MARKET FUNDS 0.9%
2,098,926	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(3)	$ 2,098,926
TOTAL SHORT-TERM INVESTMENTS (Cost $2,098,926)		2,098,926
TOTAL INVESTMENTS IN SECURITIES 100.5% (Cost $204,998,847)		$243,807,810
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.5)%		(1,189,742)
NET ASSETS(4) 100.0%		$242,618,068

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2023, the market value of the securities on loan was $3,096,000.
(3)	Rate reflects 7 day yield as of March 31, 2023.
(4)
For federal income tax purposes, the aggregate cost was
$204,998,847, aggregate gross unrealized appreciation
was $68,582,790, aggregate gross unrealized
depreciation was $29,773,827 and the net unrealized
appreciation was $38,808,963.

ADR	American Depositary Receipt.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$241,708,884	$—	$—	$241,708,884
Short-Term Investments	2,098,926	—	—	2,098,926
Total Investments in Securities	$243,807,810	$—	$—	$243,807,810

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2023, there were no Level 3 investments.